Schedule of deferred tax assets and liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		$ 13,000,000
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Profit (loss)		13,000,000	$ 90,000,000	[1]
Deferred tax liability, ending			(13,000,000)
Reclasification to assets clasified as held			271,000,000
Deferred tax liability, beginning		(13,000,000)	(384,000,000)
Gain on monetary position, net			10,000,000
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(2,000,000)	2,000,000	[1]
Deferred tax liability, ending		(13,000,000)	(11,000,000)
Deferred tax liability, beginning		(11,000,000)	(13,000,000)
Investments In Joint Ventures And Associates [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		14,000,000	(17,000,000)
Deferred tax liability, ending		(11,000,000)	(25,000,000)
Deferred tax liability, beginning		(25,000,000)	(8,000,000)
Inventory [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(4,000,000)	(1,000,000)	[1]
Deferred tax liability, ending		(10,000,000)	(6,000,000)
Reclasification to assets clasified as held			5,000,000
Deferred tax liability, beginning		(6,000,000)	(10,000,000)
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(10,000,000)	3,000,000	[1]
Deferred tax liability, ending		(14,000,000)	(4,000,000)
Reclasification to assets clasified as held			4,000,000
Deferred tax liability, beginning		(4,000,000)	(11,000,000)
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(24,000,000)	(3,000,000)	[1]
Deferred tax liability, ending		(31,000,000)	(7,000,000)
Deferred tax liability, beginning		(7,000,000)	(4,000,000)
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)			1,000,000	[1]
Deferred tax liability, ending		(3,000,000)	(3,000,000)
Deferred tax liability, beginning		(3,000,000)	(4,000,000)
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		1,000,000	(81,000,000)	[1]
Deferred tax liability, ending		(1,000,000)	(2,000,000)
Reclasification to assets clasified as held			41,000,000
Deferred tax liability, beginning		(2,000,000)	(99,000,000)
Gain on monetary position, net			1,000,000
Other reclasifications			136,000,000
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(12,000,000)	(6,000,000)	[1]
Deferred tax liability, ending		(83,000,000)	(71,000,000)
Reclasification to assets clasified as held			321,000,000
Deferred tax liability, beginning		(71,000,000)	(533,000,000)
Gain on monetary position, net			11,000,000
Other reclasifications			136,000,000
Deferred Tax Asset Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)	[1]		20,000,000
Reclasification to assets clasified as held			280,000,000
Gain on monetary position, net			11,000,000
Other reclasifications			136,000,000
Deferred tax asset (liabilities), net		107,000,000	(340,000,000)
Deferred tax asset (liabilities), net			107,000,000
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		13,000,000	126,000,000
Profit (loss)		(113,000,000)	18,000,000	[1]
Deferred tax asset, beginning		126,000,000	111,000,000
Reclasification to assets clasified as held			(3,000,000)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		80,000,000
Profit (loss)		80,000,000
Deferred tax asset, beginning
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending			3,000,000
Profit (loss)		(3,000,000)	3,000,000	[1]
Deferred tax asset, beginning		3,000,000
Reclasification to assets clasified as held
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		3,000,000
Profit (loss)		3,000,000
Deferred tax asset, beginning
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		5,000,000	6,000,000
Profit (loss)		(1,000,000)	9,000,000	[1]
Deferred tax asset, beginning		6,000,000	13,000,000
Reclasification to assets clasified as held			(16,000,000)
Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		57,000,000	28,000,000
Profit (loss)		29,000,000	(1,000,000)	[1]
Deferred tax asset, beginning		28,000,000	39,000,000
Reclasification to assets clasified as held			(10,000,000)
Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending			3,000,000
Profit (loss)		(3,000,000)	4,000,000
Deferred tax asset, beginning		3,000,000	2,000,000
Reclasification to assets clasified as held			(3,000,000)
Defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		9,000,000	5,000,000
Profit (loss)		4,000,000	(1,000,000)	[1]
Deferred tax asset, beginning		5,000,000	7,000,000
Reclasification to assets clasified as held			(1,000,000)
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending			3,000,000
Profit (loss)		(3,000,000)	(2,000,000)	[1]
Deferred tax asset, beginning		3,000,000	13,000,000
Reclasification to assets clasified as held			(8,000,000)
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending			4,000,000
Profit (loss)		(4,000,000)	(4,000,000)	[1]
Deferred tax asset, beginning		4,000,000	8,000,000
Reclasification to assets clasified as held
Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		167,000,000	178,000,000
Profit (loss)		(11,000,000)	26,000,000	[1]
Deferred tax asset, beginning		178,000,000	193,000,000
Reclasification to assets clasified as held			(41,000,000)
Deferred Tax Asset Net [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, ending		84,000,000	$ 107,000,000
Profit (loss)		(23,000,000)
Deferred tax asset, beginning		$ 107,000,000

[1]	Includes (US$ 42) million corresponding to discontinued operations.